Consolidated Statements of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Capital stock [member]	Share premium [member]	Reserve for repurchase of shares [member]	Retained earnings [member]	Effects of derivatives classified as hedging instruments [member]	Foreign currency translation reserve [member]	Actuarial remeasurements net [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2018	$ 1,174,432	$ 414,470	$ 562,047	$ 34,792,320	$ (307)	$ 1,273,671	$ (120,378)	$ 38,096,255	$ 69,450	$ 38,165,705
Dividends paid	0	0	0	(840,000)	0	0	0	(840,000)	0	(840,000)
Dividends paid to non-controlling interest	0	0	0	0	0	0	0	0	(1,985)	(1,985)
Reserve for repurchase of shares	0	0	747,840	(747,840)	0	0	0	0	0	0
Repurchase and sale of shares	0	46	(1,520)	0	0	0	0	(1,474)	0	(1,474)
Comprehensive income for the year:
Profit for the year	0	0	0	3,219,931	0	0	0	3,219,931	12,895	3,232,826
Other comprehensive income	0	0	0	0	(19,464)	(199,746)	(75,527)	(294,737)	0	(294,737)
Total comprehensive income for the year	0	0	0	3,219,931	(19,464)	(199,746)	(75,527)	2,925,194	12,895	2,938,089
Balance at Dec. 31, 2019	1,174,432	414,516	1,308,367	36,424,411	(19,771)	1,073,925	(195,905)	40,179,975	80,360	40,260,335
Dividends paid	0	0	0	(791,744)	0	0	0	(791,744)	0	(791,744)
Dividends paid to non-controlling interest	0	0	0	0	0	0	0	0	(1,879)	(1,879)
Reserve for repurchase of shares	0	0	(39,482)	39,482	0	0	0	0	0	0
Repurchase and sale of shares	0	(1,093)	(2,416)	0	0	0	0	(3,509)	0	(3,509)
Increase in non-controlling interest in acquired business	0	0	0	0	0	0	0	0	494,272	494,272
Comprehensive income for the year:
Profit for the year	0	0	0	3,935,672	0	0	0	3,935,672	36,420	3,972,092
Other comprehensive income	0	0	0	0	(247,581)	317,609	(72,787)	(2,759)	0	(2,759)
Total comprehensive income for the year	0	0	0	3,935,672	(247,581)	317,609	(72,787)	3,932,913	36,420	3,969,333
Balance at Dec. 31, 2020	1,174,432	413,423	1,266,469	39,607,821	(267,352)	1,391,534	(268,692)	43,317,635	609,173	43,926,808
Dividends paid	0	0	0	(851,619)	0	0	0	(851,619)	0	(851,619)
Dividends paid to non-controlling interest	0	0	0	0	0	0	0	0	(2,023)	(2,023)
Reserve for repurchase of shares	0	0	(34,068)	34,068	0	0	0	0	0	0
Repurchase and sale of shares	0	647	(32,978)	0	0	0	0	(32,331)	0	(32,331)
Merger of subsidiary companies	0	0	0	(16,595)	0	0	0	(16,595)	0	(16,595)
Increase in non-controlling interest in acquired business	0	0	0	0	0	0	0	0	2,048	2,048
Comprehensive income for the year:
Profit for the year	0	0	0	5,065,554	0	0	0	5,065,554	(131,454)	4,934,100
Other comprehensive income	0	0	0	0	217,601	109,906	(3,835)	323,672	0	323,672
Total comprehensive income for the year	0	0	0	5,065,554	217,601	109,906	(3,835)	5,389,226	(131,454)	5,257,772
Balance at Dec. 31, 2021	$ 1,174,432	$ 414,070	$ 1,199,423	$ 43,839,229	$ (49,751)	$ 1,501,440	$ (272,527)	$ 47,806,316	$ 477,744	$ 48,284,060